UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2003

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name:   Stafford Capital Management, LLC

                                 Address: 222 Kearny St. Suite 204
                                          San Franciso, CA  94108

                                 13F File Number: 028-05219

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:  Karin M. Blair

Title: C.O.O

Phone: 415-362-6120

Signature, /s/ Karin M. Blair            Place,   and Date of Signing:05/12/03
                                         San Francisco, CA

Report Type (Check only one.):
                                         |X|  13F HOLDINGS REPORT.
                                         |_|  13F NOTICE.
                                         |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      80

Form 13F Information Table Value Total:      126,044

List of Other Included Managers:


No.  13F File Number                                         Name

___  ______________________________        _____________________________________

___  ______________________________        _____________________________________

___  ______________________________        _____________________________________

___  ______________________________        _____________________________________

___  ______________________________        _____________________________________

Stafford Capital Management

31-Mar-03

--------------------------------------------------------------------------------------------------------------
                                                                                                        Market
                                                                                                        Value
Portfolio                                  CUSIP             Quantity      Cost Basis    Unit Cost      X 1000
--------------------------------------------------------------------------------------------------------------
Abbott Labs                              002824100
--------------------------------------------------------------------------------------------------------------
TOTAL                                                           1500           7081.5       4.72            56
--------------------------------------------------------------------------------------------------------------
Affymetrix                               00826T108
--------------------------------------------------------------------------------------------------------------
TOTAL                                                          45800        921960.85      20.13          1191
--------------------------------------------------------------------------------------------------------------
Agilent Technologies, Inc.               00846U101
--------------------------------------------------------------------------------------------------------------
TOTAL                                                            228             1786       7.83             3
--------------------------------------------------------------------------------------------------------------
Airgas, Inc.                             009363102
--------------------------------------------------------------------------------------------------------------
TOTAL                                                         166900       2207131.84      13.22          3089
--------------------------------------------------------------------------------------------------------------
Alloy Online, Inc.                       019855105
--------------------------------------------------------------------------------------------------------------
TOTAL                                                         478600       4804739.72      10.04          2398
--------------------------------------------------------------------------------------------------------------
American Healthways, Inc.                02649V104
--------------------------------------------------------------------------------------------------------------
TOTAL                                                         141350       2763616.35      19.55          2686
--------------------------------------------------------------------------------------------------------------
Anadarko Petroleum Corp.                 032511107
--------------------------------------------------------------------------------------------------------------
TOTAL                                                           7097        176267.26      24.84           323
--------------------------------------------------------------------------------------------------------------
Anglo American PLC                       03485P102
--------------------------------------------------------------------------------------------------------------
TOTAL                                                           1100            15871      14.43            16
--------------------------------------------------------------------------------------------------------------
Ann Taylor Stores                        036115103
--------------------------------------------------------------------------------------------------------------
TOTAL                                                          61100          1242615      20.34          1254
--------------------------------------------------------------------------------------------------------------
Arthrocare                               043136100
--------------------------------------------------------------------------------------------------------------
TOTAL                                                         190800       2555426.09      13.39          2379
--------------------------------------------------------------------------------------------------------------
Autodesk Inc.                            052769106
--------------------------------------------------------------------------------------------------------------
TOTAL                                                         243400          3224922      13.25          3714
--------------------------------------------------------------------------------------------------------------
Becton, Dickinson                        075887109
--------------------------------------------------------------------------------------------------------------
TOTAL                                                          10300         342279.8      33.23           355
--------------------------------------------------------------------------------------------------------------
Bristol Myers Squibb Co.                 110122108
--------------------------------------------------------------------------------------------------------------
TOTAL                                                          14600        336764.12      23.07           308
--------------------------------------------------------------------------------------------------------------
CEC Entertainment Inc.                   125137109
--------------------------------------------------------------------------------------------------------------
TOTAL                                                          47000       1559462.61      33.18          1279
--------------------------------------------------------------------------------------------------------------
ChevronTexaco Corporation                166764100
--------------------------------------------------------------------------------------------------------------
TOTAL                                                           5350           364567      68.14           346
--------------------------------------------------------------------------------------------------------------
Church & Dwight Co., Inc.                171340102
--------------------------------------------------------------------------------------------------------------
TOTAL                                                          91175       2776013.65      30.45          2768
--------------------------------------------------------------------------------------------------------------
Cinergy Corp.                            172474108
--------------------------------------------------------------------------------------------------------------
TOTAL                                                          13300        425024.91      31.96           448
--------------------------------------------------------------------------------------------------------------
Community Health Systems Inc.            203668109
--------------------------------------------------------------------------------------------------------------
TOTAL                                                         127600       2395810.79      18.78          2615
--------------------------------------------------------------------------------------------------------------
Cullen/Frost Bankers, Inc.               203668108
--------------------------------------------------------------------------------------------------------------
TOTAL                                                          77450       2555272.84      32.99          2353
--------------------------------------------------------------------------------------------------------------
Cyberonics                               23251P102
--------------------------------------------------------------------------------------------------------------
TOTAL                                                         143450       1769579.16      12.34          3068
--------------------------------------------------------------------------------------------------------------
Dell Computer                            247025109
--------------------------------------------------------------------------------------------------------------
TOTAL                                                          13800           352565      25.55           377
--------------------------------------------------------------------------------------------------------------
Eclipsys Corp.                           278856109
--------------------------------------------------------------------------------------------------------------
TOTAL                                                         182550       1246662.48       6.83          1455
--------------------------------------------------------------------------------------------------------------
Enterprise Products Partners             293792107
--------------------------------------------------------------------------------------------------------------
TOTAL                                                           6700        132270.05      19.74           140
--------------------------------------------------------------------------------------------------------------
Expeditors International                 302130109
--------------------------------------------------------------------------------------------------------------
TOTAL                                                            900          2036.59       2.26            32
--------------------------------------------------------------------------------------------------------------
Filenet                                  316869106
--------------------------------------------------------------------------------------------------------------
TOTAL                                                         195200        2633434.4      13.49          2048
--------------------------------------------------------------------------------------------------------------
General Electric                         369604103
--------------------------------------------------------------------------------------------------------------
TOTAL                                                          15089           291183       19.3           385
--------------------------------------------------------------------------------------------------------------
Global Payments Inc.                     37940X102
--------------------------------------------------------------------------------------------------------------
TOTAL                                                          79300       2447635.31      30.87          2420
--------------------------------------------------------------------------------------------------------------
HCC Insurance Holdings Inc.              404132102
--------------------------------------------------------------------------------------------------------------
TOTAL                                                         103150       2539630.14      24.62          2637
--------------------------------------------------------------------------------------------------------------
HUB International Limited                44332P101
--------------------------------------------------------------------------------------------------------------
TOTAL                                                          88700       1268392.17       14.3          1194
--------------------------------------------------------------------------------------------------------------
Haliburton                               406216101
--------------------------------------------------------------------------------------------------------------
TOTAL                                                          24400        321913.12      13.19           506
--------------------------------------------------------------------------------------------------------------
Henry Schein, Inc.                       806407102
--------------------------------------------------------------------------------------------------------------
TOTAL                                                          55700       2311505.13       41.5          2512
--------------------------------------------------------------------------------------------------------------
Hilb, Rogal & Hamilton Co.               431294107
--------------------------------------------------------------------------------------------------------------
TOTAL                                                          65900       2420132.62      36.72          2059
--------------------------------------------------------------------------------------------------------------
Home Depot                               437076102
--------------------------------------------------------------------------------------------------------------
TOTAL                                                           2850          7282.63       2.56            69
--------------------------------------------------------------------------------------------------------------
Incyte Corporation                       45337C102
--------------------------------------------------------------------------------------------------------------
TOTAL                                                         415950       4428419.54      10.65          1244
--------------------------------------------------------------------------------------------------------------
Ingram Micro Inc.                        457153104
--------------------------------------------------------------------------------------------------------------
TOTAL                                                         244700        2360257.7       9.65          2699
--------------------------------------------------------------------------------------------------------------
Jack in the Box                          466367109
--------------------------------------------------------------------------------------------------------------
TOTAL                                                         159800       3216484.97      20.13          2894
--------------------------------------------------------------------------------------------------------------
Johnson & Johnson                        478160104
--------------------------------------------------------------------------------------------------------------
TOTAL                                                            800          8723.79       10.9            46
--------------------------------------------------------------------------------------------------------------
Kroll, Inc.                              501049100
--------------------------------------------------------------------------------------------------------------
TOTAL                                                          65150       1237100.39      18.99          1395
--------------------------------------------------------------------------------------------------------------
Liberty Corporation                      530370105
--------------------------------------------------------------------------------------------------------------
TOTAL                                                          64350       2493958.43      38.76          2806
--------------------------------------------------------------------------------------------------------------
Linens N' Things Inc.                    535679104
--------------------------------------------------------------------------------------------------------------
TOTAL                                                         106000       2493351.41      23.52          2154
--------------------------------------------------------------------------------------------------------------
Merck & Co. Inc                          589331107
--------------------------------------------------------------------------------------------------------------
TOTAL                                                           7200        325402.18      45.19           394
--------------------------------------------------------------------------------------------------------------
Mercury Computer Systems, Inc.           589378108
--------------------------------------------------------------------------------------------------------------
TOTAL                                                         126550       4120480.73      32.56          3442
--------------------------------------------------------------------------------------------------------------
Mercury General Corp.                    589400100
--------------------------------------------------------------------------------------------------------------
TOTAL                                                          22150        858516.54      38.76           841
--------------------------------------------------------------------------------------------------------------
Microsoft                                594918104
--------------------------------------------------------------------------------------------------------------
TOTAL                                                          28800        647326.63      22.48           697
--------------------------------------------------------------------------------------------------------------
Movie Gallery Inc.                       624581104
--------------------------------------------------------------------------------------------------------------
TOTAL                                                         168200       2484522.39      14.77          2930
--------------------------------------------------------------------------------------------------------------
Murphy Oil Corp.                         626717102
--------------------------------------------------------------------------------------------------------------
TOTAL                                                           7675        339573.13      44.24           339
--------------------------------------------------------------------------------------------------------------
NDCHealth Corporation                    639480102
--------------------------------------------------------------------------------------------------------------
TOTAL                                                         165450        2955450.8      17.86          2775
--------------------------------------------------------------------------------------------------------------
Nabors Industries                        629568106
--------------------------------------------------------------------------------------------------------------
TOTAL                                                           1800         13384.85       7.44            72
--------------------------------------------------------------------------------------------------------------
Peets Coffee & Tea Inc.                  705560100
--------------------------------------------------------------------------------------------------------------
TOTAL                                                           1100            14914      13.56            18
--------------------------------------------------------------------------------------------------------------
Pharmaceutical Product Development, Inc.
--------------------------------------------------------------------------------------------------------------
TOTAL                                    717124101            119300       2959724.27      24.81          3203
--------------------------------------------------------------------------------------------------------------
Pimco Corporate Income Fund              72200U100
--------------------------------------------------------------------------------------------------------------
TOTAL                                                           3300            48873      14.81            49
--------------------------------------------------------------------------------------------------------------
Plum Creek Timber Company, Inc.          729251108
--------------------------------------------------------------------------------------------------------------
TOTAL                                                          30050        682966.63      22.73           649
--------------------------------------------------------------------------------------------------------------
Polycom, Inc.                            73172K104
--------------------------------------------------------------------------------------------------------------
TOTAL                                                         255030       3266477.67      12.81          2061
--------------------------------------------------------------------------------------------------------------
Polymedica Corp.                         731738100
--------------------------------------------------------------------------------------------------------------
TOTAL                                                          92500       2743686.86      29.66          2817
--------------------------------------------------------------------------------------------------------------
Praecis Pharmaceuticals                  739421105
--------------------------------------------------------------------------------------------------------------
TOTAL                                                         219550           810529       3.69           878
--------------------------------------------------------------------------------------------------------------
ProQuest Company                         74346P102
--------------------------------------------------------------------------------------------------------------
TOTAL                                                          18450        345901.72      18.75           381
--------------------------------------------------------------------------------------------------------------
Protective Life Corp                     743674103
--------------------------------------------------------------------------------------------------------------
TOTAL                                                         161850       4082099.83      25.22          4621
--------------------------------------------------------------------------------------------------------------
Qualcomm, Inc.                           747525103
--------------------------------------------------------------------------------------------------------------
TOTAL                                                           8200        307644.16      37.52           295
--------------------------------------------------------------------------------------------------------------
Quinton Cardiology Systems I             748773108
--------------------------------------------------------------------------------------------------------------
TOTAL                                                          31600        233889.32        7.4           178
--------------------------------------------------------------------------------------------------------------
Radvision Ltd-Foreign.                   M81869105
--------------------------------------------------------------------------------------------------------------
TOTAL                                                         197750       1395990.26       7.06          1266
--------------------------------------------------------------------------------------------------------------
Regis Corp.                              758932107
--------------------------------------------------------------------------------------------------------------
TOTAL                                                         143650       3636188.34      25.31          3578
--------------------------------------------------------------------------------------------------------------
Respironics, Inc.                        761230101
--------------------------------------------------------------------------------------------------------------
TOTAL                                                          80350        2523397.3      31.41          2762
--------------------------------------------------------------------------------------------------------------
Roadway Corp.                            769742107
--------------------------------------------------------------------------------------------------------------
TOTAL                                                          78500       2438431.99      31.06          2631
--------------------------------------------------------------------------------------------------------------
Ross Stores Inc.                         778296103
--------------------------------------------------------------------------------------------------------------
TOTAL                                                          29450        666728.82      22.64          1063
--------------------------------------------------------------------------------------------------------------
Schlumberger, Ltd.                       806857108
--------------------------------------------------------------------------------------------------------------
TOTAL                                                            200            10431      52.15             8
--------------------------------------------------------------------------------------------------------------
School Specialty, Inc.                   807863105
--------------------------------------------------------------------------------------------------------------
TOTAL                                                         128750       2641917.98      20.52          2288
--------------------------------------------------------------------------------------------------------------
Scotts Company                           810186106
--------------------------------------------------------------------------------------------------------------
TOTAL                                                          48050       2463914.55      51.28          2489
--------------------------------------------------------------------------------------------------------------
Semtech Corp.                            816850101
--------------------------------------------------------------------------------------------------------------
TOTAL                                                          96550       1250779.45      12.95          1463
--------------------------------------------------------------------------------------------------------------
SonoSite, Inc.                           83568G104
--------------------------------------------------------------------------------------------------------------
TOTAL                                                         219600       3460694.68      15.76          3448
--------------------------------------------------------------------------------------------------------------
Spectralink Corp.                        847580107
--------------------------------------------------------------------------------------------------------------
TOTAL                                                         355650        4180592.8      11.75          2607
--------------------------------------------------------------------------------------------------------------
St. Mary Land & Exploration              792228108
--------------------------------------------------------------------------------------------------------------
TOTAL                                                         107550       2753443.16       25.6          2694
--------------------------------------------------------------------------------------------------------------
Stride Rite Corp.                        863314100
--------------------------------------------------------------------------------------------------------------
TOTAL                                                          64100        514529.39       8.03           545
--------------------------------------------------------------------------------------------------------------
Sylvan Learning Systems                  871399101
--------------------------------------------------------------------------------------------------------------
TOTAL                                                         171600       2613510.32      15.23          2725
--------------------------------------------------------------------------------------------------------------
Talbots Inc.                             874161102
--------------------------------------------------------------------------------------------------------------
TOTAL                                                          92425       2344628.38      25.37          2379
--------------------------------------------------------------------------------------------------------------
Travelers Ppty Cas. Corp. - A            89420G109
--------------------------------------------------------------------------------------------------------------
TOTAL                                                          26517        328425.16      12.39           374
--------------------------------------------------------------------------------------------------------------
Utilities Holders Trust                  918019100
--------------------------------------------------------------------------------------------------------------
TOTAL                                                          13600           870275      63.99           840
--------------------------------------------------------------------------------------------------------------
Varian Semiconductor Equiptment          922207105
--------------------------------------------------------------------------------------------------------------
TOTAL                                                          57550       1458612.46      25.35          1171
--------------------------------------------------------------------------------------------------------------
Visx, Inc.                               92844S105
--------------------------------------------------------------------------------------------------------------
TOTAL                                                         247900       2460941.56       9.93          2628
--------------------------------------------------------------------------------------------------------------
Waste Management Inc.                    94106L106
--------------------------------------------------------------------------------------------------------------
TOTAL                                                          15900        346428.12      21.79           337
--------------------------------------------------------------------------------------------------------------
Yellow Corp.                             985509108
--------------------------------------------------------------------------------------------------------------
TOTAL                                                          99050       2689065.88      27.15          2387
--------------------------------------------------------------------------------------------------------------
                                                                                                        126044
--------------------------------------------------------------------------------------------------------------